Contingent liabilities, commitments and guarantees (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	£ 3,011	£ 2,987
Gross loan commitments	144,260	135,570
Capital commitments	788	610
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Increase in current tax liabilities	855
Reduction in deferred tax asset	270
Maximum Exposure
Disclosure of contingent liabilities [line items]
Irrevocable commitments and guarantees	£ 72,335	£ 65,360